CONSOLIDATED STATEMENTS OF CASH FLOWS - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Cash flows from operating activities:
Net income (loss)	$ (8,659)	$ 18,569	$ 24,950
Adjustments to reconcile net income (loss) to net cash provided by operating activities:
Depreciation and amortization	10,372	9,401	8,102
Stock based compensation	11,520	9,329	7,382
Gain from sale of available-for-sale marketable securities	(1,771)	(2,438)	(424)
Amortization of premiums, accretion of discounts and accrued interest on available-for-sale marketable securities, net	1,949	3,208	2,964
Accrued interest on bank deposits	1,179	(1,998)	1,069
Increase (decrease) in accrued severance pay, net	401	125	(158)
Changes in deferred income taxes, net	(2,687)	215	(1,775)
Decrease (increase) in trade receivables, net	7,003	(773)	(726)
Decrease (increase) in other current assets and prepaid expenses	883	(103)	(1,913)
Decrease (increase) in inventories	(792)	522	(2,654)
Increase (decrease) in trade payables	(3,284)	(562)	1,019
Increase in deferred revenues (short-term and long-term)	12,964	3,849	8,638
Increase in other payables and accrued expenses and other long-term liabilities	8,855	424	7,146
Excess tax deficiency (benefit) from stock-based compensation stock options	547	(632)	(1,443)
Net cash provided by operating activities	38,480	39,136	52,177
Cash flows from investing activities:
Purchase of property and equipment	(9,404)	(13,774)	(9,482)
Proceeds from (investment in) other long-term assets	(53)	(100)	34
Proceeds from (investment in) bank deposits, net	31,295	(33,824)	(20,929)
Purchase of available-for-sale marketable securities	(16,219)	(13,442)	(44,063)
Proceeds from maturity of available-for-sale marketable securities	17,205	26,530	29,390
Proceeds from redemption of available-for-sale marketable securities	5,535	27,757	10,393
Purchase of an intangible asset			(1,375)
Net cash provided by (used in) investing activities	28,359	(6,853)	(36,032)
Cash flows from financing activities:
Proceeds from exercise of stock options	1,583	8,746	22,493
Excess tax (deficiency) benefit from stock-based compensation	(547)	632	1,443
Repurchase of Ordinary shares	(21,980)	(52,896)	(15,169)
Net cash provided by (used in) financing activities	(20,944)	(43,518)	8,767
Increase (decrease) in cash and cash equivalents	45,895	(11,235)	24,912
Cash and cash equivalents at the beginning of the year	33,744	44,979	20,067
Cash and cash equivalents at the end of the year	79,639	33,744	44,979
Supplemental disclosure of cash flow information:
Cash paid during the year for income taxes	$ 1,730	$ 1,853	$ 2,285